INVESTMENTS IN AFFILIATES - Ownership Percentage (Details)	Dec. 31, 2013		Dec. 31, 2012
Golar LNG Partners
Equity method investments:
Investments, ownership percentage	41.40%		0.00%
Participation in equity method investment	25.40%	[1],[2]	29.90%	[1],[2]
Egyptian Company for Gas Services S.A.E
Equity method investments:
Participation in equity method investment	50.00%		50.00%
Golar Wilhelmsen Management AS
Equity method investments:
Participation in equity method investment	60.00%		60.00%

[1]	Golar Partners and its subsidiaries were included in our consolidated financial statements until December 13, 2012, following its first AGM upon which the majority of directors were elected by the common unitholders, Golar Partners was deconsolidated and our interests in the subordinated units were accounted for under the equity method from that date (see note 5 for further details).
[2]	We held a 41.4% (2012: 54.1%) ownership in Golar Partners as of December 31, 2013. However the 25.4% (2012: 29.9%) interest refers only to our interests in the subordinated units which are subject to the equity method accounting.